File Number: 2-57653
                                             	Filed Pursuant to Rule 497(e) of
                                                the Securities Act of 1933

PIONEER
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TAX FREE INCOME FUND



Prospectus


May 1, 2008
(As revised May 9, 2008)



Class A, Class B and Class C Shares

Contents
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Basic information about the fund ..............  1
Management .................................... 10
Buying, exchanging and selling shares ......... 12
Dividends, capital gains and taxes ............ 43
Financial highlights .......................... 45


                                Neither the Securities and Exchange
                                Commission nor any state securities
                                agency has approved or disapproved the
[LOGO]PIONEER                   fund's shares or determined whether this
      Investments(R)            prospectus is accurate or complete. Any
                                representation to the contrary is a crime.

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 An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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 Contact your investment professional to discuss how the fund fits into your portfolio.
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Basic information about the fund

Investment objective
As high a level of current income exempt from federal income taxes as possible consistent with the preservation of capital.

Principal investment strategies
Normally, the fund invests at least 80% of its total assets in investment grade securities that provide income that is exempt from regular federal income tax and is not subject to the alternative minimum tax (AMT). These investments include bonds, notes and other debt instruments issued by or on behalf of states, counties, municipalities, territories and possessions of the United States and the District of Columbia and their authorities, political subdivisions, agencies or instrumentalities.

The fund may invest in securities of any maturity. The fund may invest 25% or more of its assets in issuers in any one or more states or securities the payments on which are derived from gas, electric, telephone, sewer and water segments of the municipal bond market. The fund may also invest up to 20% of its assets in industrial development bonds.


The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, inverse floating rate, floating rate, zero coupon, contingent, deferred and payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments. Such investments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument. While these features make the debt instrument more affordable to the borrower in the near term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.

Pioneer Investment Management, Inc., the fund's investment adviser, considers both broad economic factors and issuer specific factors in selecting a portfolio designed to achieve the fund's investment objective. In assessing the appropriate maturity and rating weighting of the fund's portfolio, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating and issuer diversification. Pioneer also employs fundamental research, an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality, taking into account financial condition, future capital needs and potential for change in rating.

Basic information about the fund

In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research.

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 Investment grade securities
 A debt security is considered investment grade if it is:
 o Rated BBB or higher at the time of purchase by Standard & Poor's
   Ratings Group;

 o Rated the equivalent rating by another nationally recognized statistical rating organization; or

 o Determined to be of equivalent credit quality by Pioneer

 Securities in the lowest category of investment grade are considered to have speculative characteristics.
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Principal risks of investing in the fund

You could lose money on your investment in the fund or the fund could underperform other investments if:

o Interest rates go up, causing the value of the fund's investments to decline. This is known as interest rate risk (this risk may be greater for securities with longer maturities)

o The issuer of a security owned by the fund fails to pay principal and/or interest, otherwise defaults or is perceived to be less creditworthy, the security's credit rating is downgraded, or the credit quality of any underlying assets declines. This is known as credit risk. This risk is greater for high yield securities than for securities of higher credit qality
o New federal or state legislation or other developments adversely affects the tax-exempt status of securities held by the fund or the financial ability of municipalities to repay these obligations

o The issuer of a security owned by the fund may not be able to make timely payments because of a general economic downturn or increased governmental costs
o To the extent the fund concentrates its investments in a single state or securities the payments on which are dependent upon a single industry, the fund will be more susceptible to risks associated with that state or industry
o Pioneer is incorrect in its expectation of changes in interest rates or the credit quality of an issuer


Although distributions of interest income from the fund's tax-exempt securities are generally exempt from federal income tax, distributions from other sources, including capital gain distributions, and any gains on the sale of your shares, are not. You should consult a tax adviser about whether an alternative minimum tax applies to you and about state and local taxes on your fund distributions.

Market segment risks
To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to the industries in that segment, and may experience greater market fluctuation, than a fund without the same focus.

Basic information about the fund

The fund's past performance
The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.


The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.


Fund performance

The chart shows the year-by-year performance of the fund's Class A shares. Class B and Class C shares will have different performance because they have different expenses. The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return.


Annual return Class A shares (%)
(Year ended December 31)

THE TABLE BELOW WAS REPRESENTED BY A BAR GRAPH IN THE PROINTED MATERIAL]

'98                      6.20
'99                     -4.29
'00                     11.63
'01                      4.13
'02                      7.06
'03                      5.80
'04                      4.76
'05                      4.05
'06                      5.31
'07                     -1.23


The highest calendar quarterly return was 4.84% (09/30/2000 to 12/31/2000)

The lowest calendar quarterly return was -3.38% (03/31/2004 to 06/30/2004)

Comparison with the Lehman Brothers Municipal Bond Index
The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Lehman Brothers Municipal Bond Index. This index is a broad measure of the municipal bond market

Unlike the fund, the index is not managed and does not incur fees, expenses or taxes. You cannot invest directly in an index. The table:

o Reflects sales charges applicable to the class
o Assumes that you sell your shares at the end of the period
o Assumes that you reinvest all of your dividends and distributions


Average annual total return (%)
(for periods ended December 31, 2007)

                                                                         Since  Inception
                                       1 Year   5 Years   10 Years   Inception       Date
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Class A                                                                           1/18/77
Return before taxes                    -5.65      2.75      3.78       5.84
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Return after taxes
on distributions                       -5.68      2.73      3.66       5.67
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Return after taxes on
distributions and sale of shares       -2.31      2.98      3.82       5.72
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Class B                                                                           4/28/95
Return before taxes                    -5.76      2.92      3.47       4.20
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Class C+                                                                       1/31/96
Return before taxes                    -1.97      2.96      3.48       3.80
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Lehman Brothers Municipal Bond
Index (reflects no deduction for
fees, expenses or taxes)               3.36       4.30      5.18       7.49*
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+ The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.


* Since December 31, 1979. Index return information is not available for prior periods. Return of the index since the inception of Class B shares: 5.91%. Class C shares: 5.42%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares.

Basic information about the fund

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees

paid directly from your investment                      Class A     Class B     Class C
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Maximum sales charge (load) when you buy shares
as a percentage of offering price                         4.50%        None        None
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Maximum deferred sales charge (load) as a percent-
age of offering price or the amount you receive when
you sell shares, whichever is less                        None(1)        4%          1%
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Annual fund operating expenses

paid from the assets of the fund
as a percentage of average daily net assets             Class A      Class B    Class C
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Management Fee                                             0.47%        0.47%     0.47%
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Distribution and Service (12b-1) Fee                       0.25%        1.00%     1.00%
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Other Expenses                                             0.12%        0.22%     0.13%
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Total Annual Fund Operating Expenses(2)                      0.84%        1.69%     1.60%
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Example

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's operating expenses remain the same.


Although your actual costs may be higher or lower, under these assumptions your costs would be:


                    If you sell your shares                If you do not sell your shares
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                                   Number of years you own your shares
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                  1         3          5          10         1         3         5          10
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Class A        $532      $706     $  895      $1,440      $532      $706      $895      $1,440
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Class B         572       833      1,018       1,772       172       533       918       1,772
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Class C         263       505        871       1,900       163       505       871       1,900
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1 Class A purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%. See "Buying, exchanging and selling shares."

2 Total annual fund operating expenses in the table have not been reduced by any expense offset arrangements.

Additional information about investment strategies and risks

The following sections provide additional information about the fund's investment strategies and risks. To learn more about these investments and risks, you should obtain and read the statement of additional information
(SAI).

More on rating criteria
For purposes of the fund's credit quality policies, if a security receives different ratings from nationally recognized statistical rating organizations, the fund will use the rating chosen by the portfolio manager as most representative of the security's credit quality. If a rating organization changes the quality rating assigned to one or more of the fund's portfolio securities, or the credit quality deteriorates, Pioneer will consider if any action is appropriate in light of the fund's investment objective and policies. Credit ratings are only the opinions of the companies issuing them and are not absolute guarantees of quality.

Taxable investments
The fund may invest up to 20% of its net assets in taxable securities of other investment companies, investment grade commercial paper, U.S. government securities, U.S. or foreign bank instruments and repurchase agreements.


Below investment grade securities
The fund may invest up to 10% of its net assets in debt securities rated below investment grade or, if unrated, of equivalent quality as determined by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. The fund may invest in debt securities rated "D" or better, or comparable unrated securities.

Collateralized debt obligations
The fund may invest in asset-backed securities issued by special entities, such as trusts, that are backed by a pool of financial assets. The fund may invest in collateralized debt obligations (CDOs), which include collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other similarly structured securities. A CDO is a trust backed by a pool of fixed income securities. The trust typically is split into two or more portions, called tranches, which vary in credit quality and yield. Lower tranches pay higher interest rates but represent lower degrees of credit quality and are more sensitive to the rate of defaults in the pool of obligations. The risks of an investment in a CDO depend largely on the type of the underlying obligations (e.g., an underlying obligation may decline in quality or default) and the tranche of the CDO in which the fund invests (e.g., the fund may

Basic information about the fund

invest in a tranche of CDO that is subordinate to other tranches). Investments in CDOs may be characterized by the fund as illiquid securities, which may be difficult to sell at an advantageous time or price.

Inverse floating rate obligations
The fund may invest up to 10% of its net assets in inverse floating rate obligations (a type of derivative instrument). Inverse floating rate obligations represent interests in tax-exempt bonds. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same municipality and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.


Derivatives

The fund may, but is not required to, use futures and options on securities, indices and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments. Although there is no specific limitation on investing in derivatives, the fund does not use derivatives as a primary investment technique and generally limits their use to hedging. However, the fund may use derivatives for a variety of non-principal purposes, including:
o As a hedge against adverse changes in the market prices of securities or interest rates
o As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative


Derivatives may be subject to market risk, interest rate risk and credit risk. The fund's use of certain derivatives may, in some cases, involve forms of financial leverage, which involves risk and may increase the volatility of the fund's net asset value. Even a small investment in derivatives can have a significant impact on the fund's investment exposure to the market prices of securities or interest rates. Therefore, using derivatives can disproportion-ately increase losses and reduce opportunities for gain. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments or do not correlate well with the underlying asset, rate or index, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the issuer of the derivative defaults on its obligation. Certain derivatives may be less liquid. Some derivatives may involve the risk of improper valuation, which may reduce the returns of the fund if it cannot sell or terminate the derivative at an advantageous time or price. The fund will only invest in derivatives to the extent Pioneer believes these investments do not prevent the fund from seeking its investment objective, but derivatives may not perform as intended. Suitable derivatives may not be available in all circumstances or at reasonable prices and may not be used by the fund for a variety of reasons.

Cash management and temporary investments
Normally, the fund invests substantially all of its assets to meet its investment objective. The fund may invest the remainder of its assets in securities with remaining maturities of less than one year or cash equivalents, or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund may adopt a defensive strategy when Pioneer believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

Short-term trading
The fund usually does not trade for short-term profits. The fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

See "Financial highlights" for actual annual turnover rates.

Disclosure of portfolio holdings
The fund's policies and procedures with respect to disclosure of the fund's portfolio securities are described in the statement of additional information.

Management

Pioneer, the fund's investment adviser,
selects the fund's investments and oversees the fund's operations.


Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of March 31, 2008, assets under management were approximately $301 billion worldwide, including over $74 billion in assets under management by Pioneer.


Investment adviser
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Portfolio management
Day-to-day management of the fund's portfolio is the responsibility of David Eurkus, lead portfolio manager. Mr. Eurkus is supported by Timothy Pynchon, portfolio manager, and the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited. Mr. Eurkus joined Pioneer as a senior vice president in 2001 and has been an investment professional since 1969. Mr. Pynchon joined Pioneer as a vice president in 2000 and has been an investment professional since 1982.


The fund's statement of additional information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager, and each portfolio manager's ownership of shares of the fund.


Management fee

The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's annual fee is equal to 0.50% of the fund's average daily net assets up to $250 million, 0.45% of the next $500 million and 0.40% on assets over $750 million. The fee is accrued daily and paid monthly.

For the fiscal year ended December 31, 2007, the fund paid management fees equivalent to 0.47% of the fund's average daily net assets.

A discussion regarding the basis for the Board of Trustees' approval of the management contract is available in the fund's annual report to shareholders, for the fiscal year ended December 31, 2007.

Distributor and transfer agent
Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneer Investment Management Shareholder Services, Inc. is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are affiliates of Pioneer.

Buying, exchanging and selling shares

Net asset value


The fund's net asset value is the value of its securities plus any other assets minus its accrued operating expenses and other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).


The fund generally values its securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, the fund uses fair value methods to value its securities pursuant to procedures adopted by the Board of Trustees. Valuing securities using fair value methods may cause the net asset value of the fund's shares to differ from the net asset value that would be calculated only using market prices. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services.

The fund uses fair value pricing methods for a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security at the time the fund calculates its net asset value. This may occur for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events in the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by the fund could change on a day you cannot buy or sell shares of the fund.

Certain types of securities, including those discussed in this paragraph, are priced using fair value pricing methods rather than market prices. The fund uses a pricing matrix to determine the value of fixed income securities that may not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. The fund values cash equivalent securities with remaining maturities of 60 days or less at amortized cost. To the extent that the fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing methods to value their securities and the effects of using the fair value methodology.


You buy or sell shares at the share price. When you buy Class A shares, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge.

When you sell Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.

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 Share price
 The net asset value per share calculated on the day of your transaction, adjusted for any applicable sales charge.
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 Contingent deferred sales charge
 A sales charge that may be deducted from your sale proceeds.
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Choosing a class of shares
The fund offers three classes of shares through this prospectus. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs.

Factors you should consider include:
o How long you expect to own the shares
o The expenses paid by each class
o Whether you qualify for any reduction or waiver of sales charges

Your investment professional can help you determine which class meets your goals. Your investment firm may receive different compensation depending upon which class you choose. If you are not a U.S. citizen and are purchasing shares outside the U.S., you may pay different sales charges under local laws and business practices.


Distribution plan
The fund has adopted a distribution plan for each class of shares offered through this prospectus in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the fund pays distribution and service fees to the distributor. Because these fees are an ongoing expense of the fund, over time they increase the cost of your investment and your shares may cost more than shares that are subject to other types of sales charges.


Additional payments to financial intermediaries

There are two principal ways you compensate the financial intermediary through which you buy shares of the fund - directly, by the payment of sales commissions, if any; and indirectly, as a result of the fund paying Rule 12b-1 fees. The fund also may pay intermediaries for administrative services and transaction processing.


Pioneer and its affiliates may make additional payments to your financial intermediary. These payments by Pioneer may provide your financial intermediary

Buying, exchanging and selling shares

with an incentive to favor the Pioneer funds over other mutual funds or assist the distributor in its efforts to promote the sale of the fund's shares. Financial intermediaries include broker-dealers, banks (including bank trust departments), registered investment advisers, financial planners, retirement plan administrators and other types of intermediaries.


Pioneer makes these additional payments (sometimes referred to as "revenue sharing") to financial intermediaries out of its own assets. Revenue sharing is not an expense of the Pioneer funds. Pioneer may base these payments on a variety of criteria, including the amount of sales or assets of the Pioneer funds attributable to the financial intermediary or as a per transaction fee.

Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. In certain cases, these payments may be significant. Pioneer determines which firms to support and the extent of the payments it is willing to make, generally choosing firms that have a strong capability to effectively distribute shares of the Pioneer funds and that are willing to cooperate with Pioneer's promotional efforts. Pioneer also may compensate financial intermediaries (in addition to amounts that may be paid by the fund) for providing certain administrative services and transaction processing services.

Pioneer may benefit from revenue sharing if the intermediary features the Pioneer funds in its sales system (such as by placing certain Pioneer funds on its preferred fund list or giving access on a preferential basis to members of the financial intermediary's sales force or management). In addition, the financial intermediary may agree to participate in the distributor's marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Pioneer personnel may make presentations on the Pioneer funds to the intermediary's sales force). To the extent intermediaries sell more shares of the Pioneer funds or retain shares of the Pioneer funds in their clients' accounts, Pioneer receives greater management and other fees due to the increase in the Pioneer funds' assets. The intermediary may earn a profit on these payments to the intermediary if the amount of the payment exceeds the intermediary's costs.


The compensation that Pioneer pays to financial intermediaries is discussed in more detail in the fund's statement of additional information. Your inter-mediary may charge you additional fees or commissions other than those disclosed in this prospectus. Intermediaries may categorize and disclose these arrangements differently than the discussion above and in the statement of additional information. You can ask your financial intermediary about any payments it receives from Pioneer or the Pioneer funds, as well as about fees and/or commissions it charges.


Pioneer and its affiliates may have other relationships with your financial intermediary relating to the provision of services to the Pioneer funds, such as providing omnibus account services or effecting portfolio transactions for the Pioneer funds. If your intermediary provides these services, Pioneer or the Pioneer funds may compensate the intermediary for these services. In addition, your intermediary may have other relationships with Pioneer or its affiliates that are not related to the Pioneer funds.

Buying, exchanging and selling shares

Comparing classes of shares


                    Class A                     Class B                     Class C
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Why you might       Class A shares may be       You may prefer Class B      You may prefer Class C
prefer each class   your best alternative if    shares if you do not        shares if you do not
                    you prefer to pay an        want to pay an initial      wish to pay an initial
                    initial sales charge and    sales charge, or if you     sales charge and you
                    have lower annual           plan to hold your invest-   would rather pay higher
                    expenses, or if you         ment for at least           annual expenses
                    qualify for any reduction   five years.                 over time.
                    or waiver of the initial
                    sales charge.
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Initial             Up to 4.50% of the          None                        None
sales charge        offering price, which is
                    reduced or waived for
                    large purchases and
                    certain types of inves-
                    tors. At the time of your
                    purchase, your invest-
                    ment firm may receive a
                    commission from the
                    distributor of up to 4%,
                    declining as the size of
                    your investment
                    increases.
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Contingent          None, except in certain     Up to 4% is charged if      A 1% charge if you sell
deferred            circumstances when          you sell your shares.       your shares within one
sales charges       the initial sales charge    The charge is reduced       year of purchase. Your
                    is waived.                  over time and not           investment firm may
                                                charged after five years.   receive a commission
                                                Your investment firm        from the distributor at
                                                may receive a commis-       the time of your pur-
                                                sion from the distributor   chase of up to 1%.
                                                at the time of your pur-
                                                chase of up to 4%.
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Distribution and    0.25% of average daily      1% of average daily         1% of average daily
service fees        net assets.                 net assets.                 net assets.
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Annual expenses     Lower than Class B or       Higher than Class A         Higher than Class A
(including          Class C.                    shares; Class B shares      shares; Class C shares
distribution and                                convert to Class A          do not convert to any
service fees)                                   shares after                other class of shares.
                                                eight years.                You continue to pay
                                                                            higher annual expenses.
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Exchange            Class A shares of other     Class B shares of other     Class C shares of other
privilege           Pioneer mutual funds.       Pioneer mutual funds.       Pioneer mutual funds.
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Maximum             None                        $49,999                     $999,999
purchase amount
(per transaction)
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Sales charges: Class A shares

You pay the offering price when you buy Class A shares unless you qualify to purchase shares at net asset value. You pay a lower sales charge as the size of your investment increases. You do not pay a sales charge when you reinvest dividends or capital gain distributions paid by the fund. You do not pay a contingent deferred sales charge when you sell shares purchased through reinvestment of dividends or capital gain distributions.

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 Offering price
  The net asset value per share plus any initial sales charge.
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Sales charges for Class A shares

                                      Sales charge as % of
                                    ------------------------
                                      Offering    Net amount
Amount of purchase                       price      invested
------------------------------------------------------------
Less than $100,000                      4.50          4.71
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$100,000 but less than $250,000         3.50          3.63
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$250,000 but less than $500,000         2.50          2.56
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$500,000 but less than $1 million       2.00          2.04
------------------------------------------------------------
$1 million or more                       -0-          -0-
------------------------------------------------------------

The dollar amount of the sales charge is the difference between the offering price of the shares purchased (based on the applicable sales charge in the table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower due to rounding.


Reduced sales charges

You may qualify for a reduced Class A sales charge if you own or are purchasing shares of Pioneer mutual funds. The investment levels required to obtain a reduced sales charge are commonly referred to as "breakpoints." Pioneer offers two principal means of taking advantage of breakpoints in sales charges for aggregate purchases of Class A shares of the Pioneer funds over time if:
o The amount of shares you own of the Pioneer funds plus the amount you are investing now is at least $100,000 (Rights of accumulation)

o You plan to invest at least $100,000 over the next 13 months (Letter of intent)

Buying, exchanging and selling shares

Rights of accumulation
If you qualify for rights of accumulation, your sales charge will be based on the combined value (at the current offering price) of all your Pioneer mutual fund shares, the shares of your spouse and the shares of any children under the age of 21.

Letter of intent
You can use a letter of intent to qualify for reduced sales charges in two situations:
o If you plan to invest at least $100,000 (excluding any reinvestment of dividends and capital gain distributions) in the fund's Class A shares during the next 13 months
o If you include in your letter of intent the value (at the current offering price) of all of your Class A shares of the fund and Class A, Class B or Class C shares of all other Pioneer mutual fund shares held of record in the amount used to determine the applicable sales charge for the fund shares you plan to buy

Completing a letter of intent does not obligate you to purchase additional shares, but if you do not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your shares, if earlier), the distributor will recalculate your sales charge. You must pay the additional sales charge within 20 days after you are notified of the recalculation or it will be deducted from your account (or your sale proceeds). Any share class for which no sales charge is paid cannot be included under the letter of intent. For more information regarding letters of intent, please contact your investment professional or obtain and read the statement of additional information.

Qualifying for a reduced Class A sales charge

In calculating your total account value in order to determine whether you have net sales charge breakpoints, you can include your Pioneer mutual fund shares, those of your spouse and the shares of any children under the age of 21. Pioneer will use each fund's current offering price to calculate your total account value. Certain trustees and fiduciaries may also qualify for a reduced sales charge.

To receive a reduced sales charge, you or your investment professional must, at the time of purchase, notify the distributor of your eligibility. In order to verify your eligibility for a discount, you may need to provide your investment professional or the fund with information or records, such as account numbers or statements, regarding shares of the fund or other Pioneer mutual funds held in all accounts by you, your spouse or children under the age of 21 with that investment professional or with any other financial intermediary. Eligible accounts may include joint accounts, retirement plan accounts, such as IRA and 401k accounts, and custodial accounts, such as ESA, UGMA and UTMA accounts.

It is your responsibility to confirm that your investment professional has notified the distributor of your eligibility for a reduced sales charge at the time of sale. If you or your investment professional do not notify the distributor of your eligibility, you will risk losing the benefits of a reduced sales charge.

For this purpose, Pioneer mutual funds include any fund for which the distributor is principal underwriter and, at the distributor's discretion, may include funds organized outside the U.S. and managed by Pioneer or an affiliate.

You can locate information regarding the reduction or waiver of sales charges, in a clear and prominent format and free of charge, on Pioneer's website at www.pioneerinvestments.com. The website includes hyperlinks that facilitate access to this information.


Class A purchases at a reduced initial sales charge or net asset value are also available to:
Group plans if the sponsoring organization:
o recommends purchases of Pioneer mutual funds to,
o permits solicitation of, or
o facilitates purchases by its employees, members or participants.


Class A purchases at net asset value

You may purchase Class A shares at net asset value (without a sales charge) as follows. If you believe you qualify for any of the Class A sales charge waivers discussed below, contact your investment professional or the distributor. You are required to provide written confirmation of your eligibility. You may not resell these shares except to or on behalf of the fund.

Buying, exchanging and selling shares

Investments of $1 million or more and certain retirement plans
You do not pay a sales charge when you purchase Class A shares if you are investing $1 million or more, are a participant in an employer-sponsored retirement plan with at least $1 million in total plan assets or are a participant in certain employer-sponsored retirement plans with accounts established with Pioneer on or before March 31, 2004 with 100 or more eligible employees or at least $500,000 in total plan assets. However, you may pay a deferred sales charge if you sell your Class A shares within 18 months of purchase. The sales charge is equal to 1% of your investment or your sale proceeds, whichever is less.



Class A purchases at net asset value are available to:

o Current or former trustees and officers of the fund;
o Partners and employees of legal counsel to the fund (at the time of initial share purchase);
o Directors, officers, employees or sales representatives of Pioneer and its affiliates (at the time of initial share purchase);
o Directors, officers, employees or sales representatives of any subadviser or a predecessor adviser (or their affiliates) to any investment company for which Pioneer serves as investment adviser (at the time of initial share purchase);
o Officers, partners, employees or registered representatives of broker-dealers (at the time of initial share purchase) which have entered into sales agreements with the distributor;
o Employees of AmSouth Bank (at the time of initial share purchase) investing through an account held with AmSouth Investment Services, Inc.;
o Members of the immediate families of any of the persons above;
o Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons;
o Insurance company separate accounts;
o Certain wrap accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the distributor;

o Other funds and accounts for which Pioneer or any of its affiliates serve as investment adviser or manager;
o Investors in connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies;
o Certain unit investment trusts;
o Participants in employer-sponsored retirement plans with at least $1 million in total plan assets;
o Participants in employer-sponsored retirement plans with accounts established with Pioneer on or before March 31, 2004 with 100 or more eligible employees or at least $500,000 in total plan assets;

o Participants in Optional Retirement Programs if (i) your employer has authorized a limited number of mutual funds to participate in the program,
  (ii) all
  participating mutual funds sell shares to program participants at net asset value, (iii) your employer has agreed in writing to facilitate investment in Pioneer mutual funds by program participants and (iv) the program provides for a matching contribution for each participant contribution;
o Participants in an employer-sponsored 403(b) plan or employer-sponsored 457 plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary and (ii) all participants in the plan who purchase shares of a Pioneer mutual fund do so through a single broker, dealer or other financial intermediary designated by your employer;
o Individuals receiving a distribution consisting of Class Y shares of a Pioneer fund from a trust, fiduciary, custodial or other similar account who purchase Class A shares of the same Pioneer fund within 90 days of the date of the distribution;
o Shareholders of record (i.e., not held in the name of your broker or an omnibus account) on the date of the reorganization of a predecessor Safeco fund into a corresponding Pioneer fund, shareholders who owned shares in the name of an omnibus account provider on that date that agrees with the fund to distinguish beneficial holders in the same manner, and retirement plans with assets invested in the predecessor Safeco fund on that date.

In addition, Class A shares may be purchased at net asset value through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisers. In each case, the intermediary has entered into an agreement with Pioneer to include the Pioneer funds in their program without the imposition of a sales charge. The intermediary provides investors participating in the program with additional services, including advisory, asset allocation, recordkeeping or other services. You should ask your investment firm if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals. The intermediaries sponsoring or participating in these mutual fund programs also may offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.


Reinstatement privilege for Class A and Class B shares
If you recently sold all or part of your Class A or Class B shares, you may be able to reinvest all or part of your sale proceeds without a sales charge in Class A shares of any Pioneer mutual fund. To qualify for reinstatement:
o You must send a written request to the transfer agent no more than 90 days after selling your shares and
o The registration of the account in which you reinvest your sale proceeds must be identical to the registration of the account from which you sold your shares.

Buying, exchanging and selling shares


Your purchases pursuant to the reinstatement privilege are subject to limitations on investor transactions, including the limitation on the purchase of the fund's shares within 30 calendar days of a redemption. See "Excessive trading."


When you elect reinstatement, you are subject to the provisions outlined in the selected fund's prospectus, including the fund's minimum investment requirement. Your sale proceeds will be reinvested in shares of the fund at the Class A net asset value per share determined after the transfer agent receives your written request for reinstatement.

You may realize a gain or loss for federal income tax purposes as a result of your sale of fund shares, and special tax rules may apply if you elect reinstatement. Consult your tax adviser for more information.

Class A shares that are subject to a contingent deferred sales charge
Purchases of Class A shares of $1 million or more, or by participants in a group plan which were not subject to an initial sales charge, may be subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge is payable to the distributor in the event of a share redemption within 18 months following the share purchase at the rate of 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. However, the contingent deferred sales charge is waived for redemptions of Class A shares purchased by an employer-sponsored retirement plan described under Section 401(a), 403(b) or 457 of the Internal Revenue Code that has at least $1 million in total plan assets (or that has 1,000 or more eligible employees for plans with accounts established with Pioneer on or before March 31, 2004).

-------------------------------------------------------------------------------
 Contingent deferred sales charge
 A sales charge that may be deducted from your sale proceeds.
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Sales charges: Class B shares

You buy Class B shares at net asset value per share without paying an initial sales charge. However, if you sell your Class B shares within five years of purchase, you will pay the distributor a contingent deferred sales charge. The contingent deferred sales charge decreases as the number of years since your purchase increases.


Contingent deferred sales charge

On shares sold                                                        As a % of
before the                                                dollar amount subject
end of year                                                 to the sales charge
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1                                                                             4
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2                                                                             4
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3                                                                             3
-------------------------------------------------------------------------------
4                                                                             2
-------------------------------------------------------------------------------
5                                                                             1
-------------------------------------------------------------------------------
6+                                                                            0
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Shares purchased prior to December 1, 2004 remain subject to the contingent deferred sales charges in effect at the time you purchased those shares. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased.


Conversion to Class A shares
Class B shares automatically convert into Class A shares. This helps you because Class A shares pay lower expenses.

Your Class B shares will convert to Class A shares eight years after the date of purchase except that:
o Shares purchased by reinvesting dividends and capital gain distributions will convert to Class A shares over time in the same proportion as other shares held in the account
o Shares purchased by exchanging shares from another fund will convert on the date that the shares originally acquired would have converted into Class A shares

Currently, the Internal Revenue Service permits the conversion of shares to take place without imposing a federal income tax. Conversion may not occur if the Internal Revenue Service deems it a taxable event for federal tax purposes.

Buying, exchanging and selling shares

-------------------------------------------------------------------------------
 Paying the contingent deferred sales charge (CDSC)
 Several rules apply for Class B shares so that you pay the lowest possible CDSC.
 o The CDSC is calculated on the current market value or the original cost of the shares you are selling, whichever is less
 o You do not pay a CDSC on reinvested dividends or distributions
 o If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you have owned the longest
 o You may qualify for a waiver of the CDSC normally charged. See "Waiver or reduction of contingent deferred sales charges"
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Contingent deferred sales charge
 A sales charge that may be deducted from your sale proceeds.
-------------------------------------------------------------------------------

Sales charges: Class C shares

You buy Class C shares at net asset value per share without paying an initial sales charge. However, if you sell your Class C shares within one year of purchase, you will pay the distributor a contingent deferred sales charge of 1% of the current market value or the original cost of the shares you are selling, whichever is less.

-------------------------------------------------------------------------------
 Paying the contingent deferred sales charge (CDSC)
 Several rules apply for Class C shares so that you pay the lowest possible CDSC.
 o The CDSC is calculated on the current market value or the original cost of the shares you are selling, whichever is less
 o You do not pay a CDSC on reinvested dividends or distributions
 o If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you have owned the longest
 o You may qualify for a waiver of the CDSC normally charged. See "Waiver or reduction of contingent deferred sales charges"
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Contingent deferred sales charge
 A sales charge that may be deducted from your sale proceeds.
-------------------------------------------------------------------------------

Waiver or reduction of contingent deferred sales charges (CDSC)
It is your responsibility to confirm that your investment professional has notified the distributor of your eligibility for a reduced sales charge at the time of sale. If you or your investment professional do not notify the distributor of your eligibility, you will risk losing the benefits of a reduced sales charge.

Class A, Class B and Class C shares
The distributor may waive or reduce the CDSC for Class A shares that are subject to a CDSC or for Class B or Class C shares if:
o The distribution results from the death of all registered account owners or a participant in an employer-sponsored plan. For UGMAs, UTMAs and trust accounts, the waiver applies only upon the death of all beneficial owners;
o You become disabled (within the meaning of Section 72 of the Internal Revenue
  Code) after the purchase of the shares being sold. For UGMAs, UTMAs and trust accounts, the waiver only applies upon the disability of all beneficial owners;
o The distribution is made in connection with limited automatic redemptions as described in "Systematic withdrawal plans" (limited in any year to 10% of the value of the account in the fund at the time the withdrawal plan is established);

Buying, exchanging and selling shares

o The distribution is from any type of IRA, 403(b) or employer-sponsored plan described under Section 401(a) or 457 of the Internal Revenue Code and, in connection with the distribution, one of the following applies:
  - It is part of a series of substantially equal periodic payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary (limited in any year to 10% of the value of the participant's account at the time the distribution amount is established);
  - It is a required minimum distribution due to the attainment of age 70 1/2, in which case the distribution amount may exceed 10% (based solely on total plan assets held in Pioneer mutual funds);
  - It is rolled over to or reinvested in another Pioneer mutual fund in the same class of shares, which will be subject to the CDSC of the shares originally held; or
  - It is in the form of a loan to a participant in a plan that permits loans (each repayment applied to the purchase of shares will be subject to a CDSC as though a new purchase);
o The distribution is to a participant in an employer-sponsored retirement plan described under Section 401(a) of the Internal Revenue Code or to a participant in an employer-sponsored 403(b) plan or employer-sponsored 457 plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermed-iary and (ii) all participants in the plan who purchase shares of a Pioneer mutual fund do so through a single broker, dealer or other financial inter-mediary designated by your employer and is or is in connection with:
  - A return of excess employee deferrals or contributions;
  - A qualifying hardship distribution as described in the Internal Revenue Code. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held by Pioneer for all participants, reduced by the total of any prior distributions made in that calendar year;
  - Due to retirement or termination of employment. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held in a Pioneer mutual fund for all participants, reduced by the total of any prior distributions made in the same calendar year; or
  - From a qualified defined contribution plan and represents a participant's directed transfer, provided that this privilege has been preauthorized through a prior agreement with the distributor regarding participant directed transfers (not available to Class B shares);
o The distribution is made pursuant to the fund's right to liquidate or involuntarily redeem shares in a shareholder's account; or
o The selling broker elects, with the distributor's approval, to waive receipt of the commission normally paid at the time of the sale.

Please see the fund's statement of additional information for more information regarding reduced sales charges and breakpoints.

Opening your account
If your shares are held in your investment firm's name, the options and services available to you may be different from those discussed in this prospectus. Ask your investment professional or financial intermediary for more information.


If you invest in the fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in the fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

Account options
Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:

Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014
Telephone 1-800-225-6292

Telephone transaction privileges
If your account is registered in your name, you can buy, exchange or sell fund shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide validating information for the account and sends you a written confirmation. The fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.

Buying, exchanging and selling shares

-------------------------------------------------------------------------------
 By phone
 If you want to place your telephone transaction by speaking to a shareowner services representative, call 1-800-225-6292 between 8:00 a.m. and 7:00 p.m. Eastern time on any weekday that the New York Stock Exchange is open. You may use FactFone(SM) at any time.
-------------------------------------------------------------------------------

Online transaction privileges
If your account is registered in your name, you may be able to buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your fund shares online.

To establish online transaction privileges:
o For new accounts, complete the online section of the account application

o For existing accounts, complete an account options form, write to the transfer agent or complete the online authorization screen at www.pioneerinvestments.com


To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electron-ically records the transaction, requires an authorizing password and sends a written confirmation. The fund may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.

General rules on buying, exchanging and selling your fund shares

Share price
If you place an order to purchase, exchange or sell shares with the transfer agent or an authorized agent by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), your transaction will be completed at the share price determined as of the close of trading on the New York Stock Exchange on that day. If your order is placed with the transfer agent or an authorized agent after 4:00 p.m., or your order is not in good order, your transaction will be completed at the share price next determined after your order is received in good order by the fund. The authorized agent is responsible for transmitting your order to the fund in a timely manner.


-------------------------------------------------------------------------------
 Good order means that:
 o You have provided adequate instructions
 o There are no outstanding claims against your account
 o There are no transaction limitations on your account

 o If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered

 o Your request includes a signature guarantee if you:
   - Are selling over $100,000 or exchanging over $500,000 worth of shares
   - Changed your account registration or address within the last 30 days
   - Instruct the transfer agent to mail the check to an address different from the one on your account

   - Want the check paid to someone other than the account's record owner(s)

   - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration
-------------------------------------------------------------------------------


Transaction limitations
Your transactions are subject to certain limitations, including the limitation on the purchase of the fund's shares within 30 calendar days of a redemption. See "Excessive trading."


Buying

You may buy fund shares from any investment firm that has a sales agreement with the distributor.


You can buy fund shares at the offering price. The distributor may reject any order until it has confirmed the order in writing and received payment. The fund reserves the right to stop offering any class of shares.

Buying, exchanging and selling shares


You may use securities you own to purchase shares of the fund provided that Pioneer, in its sole discretion, determines that the securities are consistent with the fund's objective and policies and their acquisition is in the best interests of the fund. If the fund accepts your securities, they will be valued for purposes of determining the number of fund shares to be issued to you in the same way the fund will value the securities for purposes of determining its net asset value. For federal income tax purposes, you may be taxed in the same manner as if you sold the securities that you use to purchase fund shares for cash in an amount equal to the value of the fund shares that you purchase. Your broker may also impose a fee in connection with processing your purchase of fund shares with securities.


Minimum investment amounts

Your initial investment must be at least $1,000. Additional investments must be at least $100 for Class A shares and $500 for Class B or Class C shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm. The fund may waive the initial or subsequent investment minimums. Minimum investment amounts may be waived for, among other things, share purchases made through certain mutual fund programs (e.g., asset based fee program accounts) sponsored by qualified intermediaries, such as broker-dealers and investment advisers, that have entered into an agreement with Pioneer.


Maximum purchase amounts
Purchases of fund shares are limited to $49,999 for Class B shares and $999,999 for Class C shares. These limits are applied on a per transaction basis. Class A shares are not subject to a maximum purchase amount.

-------------------------------------------------------------------------------
 Retirement plan accounts
 You can purchase fund shares through tax-deferred retirement plans for individuals, businesses and tax-exempt organizations.

 Your initial investment for most types of retirement plan accounts must be at least $250. Additional investments for most types of retirement plans must be at least $100.

 You may not use the account application accompanying this prospectus to establish a Pioneer retirement plan. You can obtain retirement plan applications from your investment firm or by calling the Retirement Plans Department at 1-800-622-0176.
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Identity verification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will need to supply your name, address, date of birth, and other information that will allow the fund to identify you.


The fund may close your account if we cannot adequately verify your identity. The redemption price will be the net asset value on the date of redemption.

Exchanging

You may exchange your shares for shares of the same class of another Pioneer mutual fund.


Your exchange request must be for at least $1,000. The fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge.


Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.


Selling
Your shares will be sold at net asset value per share next calculated after the fund or its authorized agent, such as a broker-dealer, receives your request in good order.

If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds. The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently sent a check to purchase the shares being sold, the fund may delay payment of the sale proceeds until your check has cleared. This may take up to 10 calendar days from the purchase date.


If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

-------------------------------------------------------------------------------
 You may have to pay income taxes on a sale or an exchange.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Consult your investment professional to learn more about buying, exchanging or selling fund shares.
-------------------------------------------------------------------------------

Buying, exchanging and selling shares

Buying shares

Through your investment firm
Normally, your investment firm will send your purchase request to the fund's distributor and/or transfer agent. Consult your investment professional for more information. Your investment firm receives a commission from the distributor, and may receive additional compensation from Pioneer, for your purchase of fund shares.

By phone or online
You can use the telephone or online purchase privilege if you have an existing non-retirement account. Certain IRAs can use the telephone purchase privilege. If your account is eligible, you can purchase additional fund shares by phone or online if:
o You established your bank account of record at least 30 days ago
o Your bank information has not changed for at least 30 days

o You are not purchasing more than $100,000 worth of shares per account per day

o You can provide the proper account identification information

When you request a telephone or online purchase, the transfer agent will electronically debit the amount of the purchase from your bank account of record. The transfer agent will purchase fund shares for the amount of the debit at the offering price determined after the transfer agent receives your telephone or online purchase instruction and good funds. It usually takes three business days for the transfer agent to receive notification from your bank that good funds are available in the amount of your investment.

In writing, by mail

You can purchase fund shares for an existing fund account by mailing a check to the transfer agent. Make your check payable to the fund. Neither initial nor subsequent investments should be made by third party check, travelers check, or credit card check. Your check must be in U.S. dollars and drawn on a U.S. bank. Include in your purchase request the fund's name, the account number and the name or names in the account registration.

Exchanging shares

Through your investment firm
Normally, your investment firm will send your exchange request to the fund's transfer agent. Consult your investment professional for more information about exchanging your shares.

By phone or online
After you establish an eligible fund account, you can exchange fund shares by phone or online if:
o You are exchanging into an existing account or using the exchange to establish a new account, provided the new account has a registration identical to the original account
o The fund into which you are exchanging offers the same class of shares
o You are not exchanging more than $500,000 worth of shares per account per day
o You can provide the proper account identification information

In writing, by mail or by fax
You can exchange fund shares by mailing or faxing a letter of instruction to the transfer agent. You can exchange fund shares directly through the fund only if your account is registered in your name. However, you may not fax an exchange request for more than $500,000. Include in your letter:
o The name, social security number and signature of all registered owners
o A signature guarantee for each registered owner if the amount of the exchange is more than $500,000
o The name of the fund out of which you are exchanging and the name of the fund into which you are exchanging
o The class of shares you are exchanging
o The dollar amount or number of shares you are exchanging

Buying, exchanging and selling shares

Selling shares

Through your investment firm
Normally, your investment firm will send your request to sell shares to the fund's transfer agent. Consult your investment professional for more information. The fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. The fund reserves the right to terminate this procedure at any time.

By phone or online
If you have an eligible non-retirement account, you may sell up to $100,000 per account per day by phone or online. You may sell fund shares held in a retirement plan account by phone only if your account is an eligible IRA (tax penalties may apply). You may not sell your shares by phone or online if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:
o By check, provided the check is made payable exactly as your account is registered
o By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record

In writing, by mail or by fax
You can sell some or all of your fund shares by writing directly to the fund only if your account is registered in your name. Include in your request your name, your social security number, the fund's name, your fund account number, the class of shares to be sold, the dollar amount or number of shares to be sold and any other applicable requirements as described below. The transfer agent will send the sale proceeds to your address of record unless you provide other instructions. Your request must be signed by all registered owners and be in good order.

The transfer agent will not process your request until it is received in good order.

You may sell up to $100,000 per account per day by fax.

How to contact us

By phone
For information or to request a telephone transaction between 8:00 a.m. and 7:00 p.m. (Eastern time) by speaking with a shareholder services representative call
1-800-225-6292

To request a transaction using FactFone(SM) call
1-800-225-4321

Telecommunications Device for the Deaf (TDD)
1-800-225-1997

By mail
Send your written instructions to:
Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Pioneer website
www.pioneerinvestments.com

By fax
Fax your exchange and sale requests to:
1-800-225-4240

Buying, exchanging and selling shares

Excessive trading
Frequent trading into and out of the fund can disrupt portfolio management strategies, harm fund performance by forcing the fund to hold excess cash or to liquidate certain portfolio securities prematurely and increase expenses for all investors, including long-term investors who do not generate these costs. An investor may use short-term trading as a strategy, for example, if the investor believes that the valuation of the fund's portfolio securities for purposes of calculating its net asset value does not fully reflect the then current fair market value of those holdings. The fund discourages, and does not take any intentional action to accommodate, excessive and short-term trading practices, such as market timing. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the fund's shares to be excessive for a variety of reasons, such as if:
o You sell shares within a short period of time after the shares were purchased;
o You make two or more purchases and redemptions within a short period of time;

o You enter into a series of transactions that indicate a timing pattern or strategy; or

o We reasonably believe that you have engaged in such practices in connection with other mutual funds.


The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund investors. Pursuant to these policies and procedures, we monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If we determine that an investor or a client of a broker or other intermediary has engaged in excessive short-term trading that we believe may be harmful to the fund, we will ask the investor, broker or other intermediary to cease such activity and we will refuse to process purchase orders (including purchases by exchange) of such investor, broker, other intermediary or accounts that we believe are under their control. In determining whether to take such actions, we seek to act in a manner that is consistent with the best interests of the fund's shareholders.

While we use our reasonable efforts to detect excessive trading activity, there can be no assurance that our efforts will be successful or that market timers will not employ tactics designed to evade detection. If we are not successful, your return from an investment in the fund may be adversely affected. Frequently, fund shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker or other intermediary, are aggregated. Our ability to monitor trading practices by investors purchasing shares through omnibus accounts may be limited and dependent upon the cooperation of the broker or other intermediary in taking steps to limit this type of activity.

The fund may reject a purchase or exchange order before its acceptance or the issuance of shares. The fund may also restrict additional purchases or exchanges in an account. Each of these steps may be taken for any transaction, for any reason, without prior notice, including transactions that the fund believes are requested on behalf of market timers. The fund reserves the right to reject any purchase or exchange request by any investor or financial institution if the fund believes that any combination of trading activity in the account or related accounts is potentially disruptive to the fund. A prospective investor whose purchase or exchange order is rejected will not achieve the investment results, whether gain or loss, that would have been realized if the order were accepted and an investment made in the fund. The fund and its shareholders do not incur any gain or loss as a result of a rejected order. The fund may impose further restrictions on trading activities by market timers in the future.

To limit the negative effects of excessive trading on the fund, the fund has adopted the following restriction on investor transactions. If an investor redeems $5,000 or more (including redemptions that are a part of an exchange transaction) from the fund, that investor shall be prevented (or "blocked") from purchasing shares of the fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to systematic purchase or withdrawal plan transactions, transactions made through employer-sponsored retirement plans described under
Section 401(a), 403(b) or 457 of the Internal Revenue Code or employee benefit plans, scheduled (Internal Revenue Code Section 72(t) election) or mandatory (required minimum distribution) withdrawals from IRAs, rebalancing transactions made through certain asset allocation or "wrap" programs, transactions by insurance company separate accounts or transactions by other funds that invest in the fund. This policy does not apply to purchase or redemption transactions of less than $5,000 or to the Pioneer money market funds. Purchases pursuant to the reinstatement privilege for Class A and Class B shares are subject to this policy.

We rely on financial intermediaries that maintain omnibus accounts to apply to their customers either the fund's policy described above or their own policies or restrictions designed to limit excessive trading of fund shares. However, we do not impose this policy at the omnibus account level.


Account options
See the account application form for more details on each of the following options.

Automatic investment plans
You can make regular periodic investments in the fund by setting up monthly bank drafts, government allotments, payroll deductions, a Pioneer Investomatic Plan and other similar automatic investment plans. You may use an automatic investment

Buying, exchanging and selling shares

plan to establish a Class A share account with a small initial investment. If you have a Class B or Class C share account and your balance is at least $1,000, you may establish an automatic investment plan.

Pioneer Investomatic Plan
If you establish a Pioneer Investomatic Plan, the transfer agent will make a periodic investment in fund shares by means of a preauthorized electronic funds transfer from your bank account. Your plan investments are voluntary. You may discontinue your plan at any time or change the plan's dollar amount, frequency or investment date by calling or writing to the transfer agent. You should allow up to 30 days for the transfer agent to establish your plan.

Automatic exchanges
You can automatically exchange your fund shares for shares of the same class of another Pioneer mutual fund. The automatic exchange will begin on the day you select when you complete the appropriate section of your account application or an account options form. In order to establish automatic exchange:
o You must select exchanges on a monthly or quarterly basis
o Both the originating and receiving accounts must have identical registrations
o The originating account must have a minimum balance of $5,000

You may have to pay income taxes on an exchange.

Distribution options
The fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.


If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. If the amount of a distribution check would be less than $10, the fund may reinvest the amount in additional shares instead of sending a check. Additional shares of the fund will be purchased at the then current net asset value.

Directed dividends
You can invest the dividends paid by one of your Pioneer mutual fund accounts in a second Pioneer mutual fund account. The value of your second account must be at least $1,000. You may direct the investment of any amount of dividends. There are no fees or charges for directed dividends. If you have a retirement plan account, you may only direct dividends to accounts with identical registrations.

Systematic withdrawal plans
When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a bank account you designate.

To establish a systematic withdrawal plan:
o Your account must have a total value of at least $10,000 when you establish your plan
o You must request a periodic withdrawal of at least $50
o You may not request a periodic withdrawal of more than 10% of the value of any Class B or Class C share account (valued at the time the plan is implemented)

These requirements do not apply to scheduled (Internal Revenue Code Section 72(t) election) or mandatory (required minimum distribution) withdrawals from IRAs and certain retirement plans.

Systematic sales of fund shares may be taxable transactions for you. While you are making systematic withdrawals from your account, you may pay unnecessary initial sales charges on additional purchases of Class A shares or contingent deferred sales charges.

Direct deposit
If you elect to take dividends or dividends and capital gain distributions in cash, or if you establish a systematic withdrawal plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account.

Voluntary tax withholding
You may have the transfer agent withhold 28% of the dividends and capital gain distributions paid from your fund account (before any reinvestment) and forward the amount withheld to the Internal Revenue Service as a credit against your federal income taxes. Voluntary tax withholding is not available for retirement plan accounts or for accounts subject to backup withholding.

Buying, exchanging and selling shares

Shareowner services

Pioneer website
www.pioneerinvestments.com
The website includes a full selection of information on mutual fund investing. You can also use the website to get:
o Your current account information
o Prices, returns and yields of all publicly available Pioneer mutual funds
o Prospectuses, statements of additional information and shareowner reports for all the Pioneer mutual funds
o A copy of Pioneer's privacy notice

If you or your investment firm authorized your account for the online transaction privilege, you may buy, exchange and sell shares online.

FactFone(SM) 1-800-225-4321
You can use FactFone(SM) to:
o Obtain current information on your Pioneer mutual fund accounts
o Inquire about the prices and yields of all publicly available Pioneer mutual funds
o Make computer-assisted telephone purchases, exchanges and redemptions for your fund accounts
o Request account statements

If you plan to use FactFone(SM) to make telephone purchases and redemptions, first you must activate your personal identification number and establish your bank account of record. If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFone(SM).

Household delivery of fund documents
With your consent, Pioneer may send a single proxy statement, prospectus and shareowner report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by notifying Pioneer, by phone or in writing (see "How to contact us"). Pioneer will begin mailing separate proxy statements, prospectuses and shareowner reports to you within 30 days after receiving your notice.

Confirmation statements
The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.

Tax information

Early each year, the fund will mail you information about the tax status of the dividends and distributions paid to you by the fund.


TDD 1-800-225-1997
If you have a hearing disability and access to TDD keyboard equipment, you can contact our telephone representatives with questions about your account by calling our TDD number between 8:30 a.m. and 5:30 p.m. Eastern time any weekday that the New York Stock Exchange is open.

Privacy
The fund has a policy that protects the privacy of your personal information. A copy of Pioneer's privacy notice was given to you at the time you opened your account. The fund will send you a copy of the privacy notice each year. You may also obtain the privacy notice by calling the transfer agent or through Pioneer's website.

Shareowner account policies

Signature guarantees and other requirements
You are required to obtain a signature guarantee when:
o Requesting certain types of exchanges or sales of fund shares
o Redeeming shares for which you hold a share certificate
o Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

The Pioneer funds generally accept only medallion signature guarantees. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as medallion signature guarantees. The fund may accept other forms of guarantee from financial intermediaries in limited circumstances.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.

Minimum account size

The fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, the fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold. This policy does not apply to certain qualified retirement plan accounts.

Buying, exchanging and selling shares

Telephone and website access
You may have difficulty contacting the fund by telephone or accessing pioneerinvestments.com during times of market volatility or disruption in telephone or Internet service. On New York Stock Exchange holidays or on days when the exchange closes early, Pioneer will adjust the hours for the telephone center and for online transaction processing accordingly. If you are unable to access pioneerinvestments.com or reach the fund by telephone, you should communicate with the fund in writing.

Share certificates
The fund does not offer share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning your certificate to the transfer agent, along with a letter of instruction or a stock power (a separate written authority transferring ownership) and a signature guarantee.

Other policies
The fund and the distributor reserve the right to:
o reject any purchase or exchange order for any reason, without prior notice
o charge a fee for exchanges or to modify, limit or suspend the exchange privilege at any time without notice. The fund will provide 60 days' notice of material amendments to or termination of the exchange privilege
o revise, suspend, limit or terminate the account options or services available to shareowners at any time, except as required by the rules of the Securities and Exchange Commission

The fund reserves the right to:

o suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, or when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the fund to sell or value its portfolio securities

o redeem in kind by delivering to you portfolio securities owned by the fund rather than cash. Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash

o charge transfer, shareholder servicing or similar agent fees, such as an account maintenance fee for small balance accounts, directly to accounts upon at least 30 days' notice. The fund may do this by deducting the fee from your distribution of dividends and/or by redeeming fund shares to the extent necessary to cover the fee

Dividends, capital gains and taxes


Dividends and capital gains
The fund declares dividends daily. The dividends consist of substantially all of the fund's net income (excluding any net capital gains). You begin to earn dividends on the first business day following receipt of payment for shares. You continue to earn dividends up to and including the date of sale. Dividends are normally paid on the last business day of each month. The fund generally pays any distributions of net short- and long-term capital gains in November.

The fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax. If you invest in the fund shortly before a distribution of net short- or long-term capital gains, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution in additional shares or receive it as cash.


Taxes

For U.S. federal income tax purposes, distributions from the fund's tax-exempt interest income, called "exempt-interest dividends," are exempt from regular federal income tax, but may be subject to state or local income taxes. A portion of these dividends may be tax preference items for purposes of the alternative minimum tax. Distributions from the fund's net capital gains (if any) are considered long-term capital gains and may be taxable to you at reduced rates depending upon their source and other factors. Distributions from the fund's net short-term capital gains are taxable as ordinary income. All other dividends are generally taxable as ordinary income. Since the fund's income is derived from sources that do not pay dividends, it is not expected that any dividends paid by the fund will qualify for either the dividends-received deduction for corporations or the maximum 15% U.S. federal income tax rate available to individuals on "qualified dividend income." Any taxable dividends and distributions are taxable whether you take payment in cash or reinvest them to buy additional fund shares.

If the fund declares a taxable dividend in October, November or December, payable to shareholders of record in such a month, but pays it in January of the following year, you will be taxed on the dividend as if you received it in the year in which it was declared.

When you sell or exchange fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange.


You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 28% "backup withholding" tax from your

Dividends, capital gains and taxes


dividends (other than exempt-interest dividends) and distributions, sale proceeds and any other payments to you that are subject to backup withholding.

You should ask your tax adviser about any federal and state tax considerations relating to an investment in the fund, including the potential application of the alternative minimum tax to you on the fund's exempt interest dividends and possible state and local income taxation of the fund's exempt-interest dividends and other distributions. You may also consult the fund's statement of additional information for a more detailed discussion of U.S. federal income tax considerations that may affect the fund and its shareowners.


-------------------------------------------------------------------------------
         Sales and exchanges may be taxable transactions to shareowners.
-------------------------------------------------------------------------------

Financial highlights

The financial highlights table helps you understand the fund's financial performance for the past five years.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned or lost on an investment in Class A, Class B and Class C shares of the fund (assuming reinvestment of all dividends and distributions).

The information below has been audited by Ernst & Young LLP, the fund's independent registered public accounting firm, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.

Financial highlights

Pioneer Tax Free Income Fund

Class A shares


                                        Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                         12/31/07     12/31/06     12/31/05     12/31/04     12/31/03
-------------------------------------------------------------------------------------------------------
                                           $11.75       $11.62       $11.67       $11.70       $11.61
Net asset value, beginning of period    ---------------------------------------------------------------
Increase (decrease) from investment
  operations:
  Net investment income                  $   0.46      $  0.47      $  0.51      $  0.56      $  0.56
  Net realized and unrealized gain
   (loss) on investments                  (0.60)          0.13        (0.04)       (0.02)        0.09
                                         ---------------------------------------------------------------
   Net increase (decrease) from
     investment operations               $  (0.14)     $  0.60      $  0.47      $  0.54      $  0.65
Distributions to shareowners:
  Net investment income                   (0.48)         (0.47)       (0.52)       (0.57)       (0.56)
                                         --------------------------------------------------------------
Net increase (decrease) in net
  asset value                            $  (0.62)     $  0.13     $  (0.05)    $  (0.03)     $  0.09
                                         --------------------------------------------------------------
Net asset value, end of period           $  11.13      $ 11.75      $ 11.62      $ 11.67      $ 11.70
                                         ==============================================================
Total return*                              (1.23)%        5.31 %       4.05 %       4.75 %       5.80 %
Ratio of net expenses to average
  net assets+                                0.84 %       0.86 %       0.91 %       0.91 %       0.93 %
Ratio of net investment income to
  average net assets+                        4.05 %       4.08 %       4.36 %       4.88 %       4.88 %
Portfolio turnover rate                        68 %         66 %         26 %         39 %         80 %
Net assets, end of period
  (in thousands)                          $313,706    $349,683     $315,855     $307,463     $326,173
Ratios with reductions for fees
  paid indirectly:
  Net expenses                               0.84 %       0.86 %       0.91 %       0.91 %       0.93 %
  Net investment income                      4.05 %       4.08 %       4.36 %       4.88 %       4.88 %
-------------------------------------------------------------------------------------------------------



* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

Pioneer Tax Free Income Fund

Class B shares


                                        Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                         12/31/07     12/31/06     12/31/05     12/31/04     12/31/03
-------------------------------------------------------------------------------------------------------
                                           $11.65       $11.51       $11.57       $11.59       $11.51
Net asset value, beginning of period    --------------------------------------------------------------
Increase (decrease) from investment
  operations:
  Net investment income                   $  0.36      $  0.39      $  0.41      $  0.48      $  0.46
  Net realized and unrealized gain
   (loss) on investments                   (0.59)         0.12        (0.05)       (0.02)        0.09
                                         --------------------------------------------------------------
   Net increase (decrease) from
     investment operations                $ (0.23)     $  0.51      $  0.36      $  0.46      $  0.55
Distributions to shareowners:
  Net investment income                     (0.38)       (0.37)       (0.42)       (0.48)      (0.47)
                                         --------------------------------------------------------------
Net increase (decrease) in net
  asset value                             $ (0.61)     $  0.14      $ (0.06)     $ (0.02)    $   0.08
                                         --------------------------------------------------------------
Net asset value, end of period            $ 11.04      $ 11.65      $ 11.51      $ 11.57      $ 11.59
                                         ==============================================================
Total return*                               (1.97)%       4.54 %       3.16 %       4.07 %       4.98 %
Ratio of net expenses to average
  net assets+                                1.69 %       1.62 %       1.72 %       1.67 %       1.70 %
Ratio of net investment income to
  average net assets+                        3.21 %       3.33 %       3.51 %       4.12 %       4.10 %
Portfolio turnover rate                        68 %         66 %         26 %         39 %         80 %
Net assets, end of period
  (in thousands)                          $14,622      $17,667     $ 21,962     $ 17,285      $20,363
Ratios with reduction for fees
  paid indirectly:
  Net expenses                               1.69 %       1.62 %       1.72 %       1.67 %       1.70 %
  Net investment income                      3.21 %       3.33 %       3.51 %       4.12 %       4.10 %
-------------------------------------------------------------------------------------------------------



* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

Financial highlights

Pioneer Tax Free Income Fund

Class C shares


                                        Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                         12/31/07     12/31/06     12/31/05     12/31/04     12/31/03
-------------------------------------------------------------------------------------------------------
                                           $11.57       $11.44       $11.49       $11.52       $11.44
Net asset value, beginning of period    ---------------------------------------------------------------
Increase (decrease) from investment
  operations:
  Net investment income                   $  0.37      $  0.38      $  0.41      $  0.47     $  0.48
  Net realized and unrealized gain
   (loss) on investments                    (0.59)        0.13        (0.04)       (0.02)      0.08
                                         ---------------------------------------------------------------
   Net increase (decrease) from
     investment operations                $ (0.22)     $  0.51      $  0.37      $  0.45     $  0.56
Distributions to shareowners:
  Net investment income                     (0.39)       (0.38)       (0.42)       (0.48)     (0.48)
                                         ---------------------------------------------------------------
Net increase (decrease) in net
  asset value                             $ (0.61)     $  0.13     $  (0.05)    $  (0.03)    $  0.08
                                         ---------------------------------------------------------------
Net asset value, end of period            $ 10.96      $ 11.57     $ 11.44       $ 11.49      $ 11.52
                                         ===============================================================
Total return*                               (1.97) %      4.57 %       3.30 %       4.02 %       5.04 %
Ratio of net expenses to average
  net assets+                                1.60 %       1.61 %       1.64 %       1.64 %       1.66 %
Ratio of net investment income to
  average net assets+                        3.29 %       3.33 %       3.63 %       4.15 %       4.11 %
Portfolio turnover rate                        68 %         66 %         26 %         39 %         80 %
Net assets, end of period
  (in thousands)                          $13,581      $12,941     $ 12,054     $ 12,577      $11,266
Ratios with reduction for fees
  paid indirectly:
  Net expenses                               1.60 %       1.61 %       1.64 %       1.64 %       1.66 %
  Net investment income                      3.29 %       3.33 %       3.63 %       4.15 %       4.11 %
-------------------------------------------------------------------------------------------------------



* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

                                     Notes

                                     Notes

                                     Notes

                                     Notes

Pioneer
Tax Free Income Fund

You can obtain more free information about the fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

The fund makes available the statement of additional information and shareowner reports, free of charge, on the fund's website at www.pioneerinvestments.com.

Shareowner reports

Annual and semiannual reports to shareowners, and quarterly reports filed with the Securities and Exchange Commission, provide additional information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


Statement of additional information
The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

Visit our website
www.pioneerinvestments.com

You can also review and copy the fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-02704)


[LOGO]PIONEER
      Investments(R)

Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109
                                                                  19290-02-0508
www.pioneerinvestments.com              (C)2008 Pioneer Funds Distributor, Inc.
                                                                    Member SIPC

PIONEER
--------------------------------------------------------------------------------
TAX FREE INCOME FUND



Prospectus


May 1, 2008
(As revised May 9, 2008)



Class Y Shares





Contents
---------------------------------------------------

Basic information about the fund ..............  1
Management .................................... 10
Buying, exchanging and selling shares ......... 12
Dividends, capital gains and taxes ............ 30
Financial highlights .......................... 32


                                    Neither the Securities and Exchange
                                    Commission nor any state securities
                                    agency has approved or disapproved the
[LOGO]PIONEER                       fund's shares or determined whether this
      Investmnets(R)                prospectus is accurate or complete. Any
                                    representation to the contrary is a crime.

--------------------------------------------------------------------------------
 An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Contact your investment professional to discuss how the fund fits into your portfolio.
--------------------------------------------------------------------------------

Basic information about the fund

Investment objective
As high a level of current income exempt from federal income taxes as possible consistent with the preservation of capital.

Principal investment strategies
Normally, the fund invests at least 80% of its total assets in investment grade securities that provide income that is exempt from regular federal income tax and is not subject to the alternative minimum tax (AMT). These investments include bonds, notes and other debt instruments issued by or on behalf of states, counties, municipalities, territories and possessions of the United States and the District of Columbia and their authorities, political subdivisions, agencies or instrumentalities.

The fund may invest in securities of any maturity. The fund may invest 25% or more of its assets in issuers in any one or more states or securities the payments on which are derived from gas, electric, telephone, sewer and water segments of the municipal bond market. The fund may also invest up to 20% of its assets in industrial development bonds.


The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, inverse floating rate, floating rate, zero coupon, contingent, deferred and payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments. Such investments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument. While these features make the debt instrument more affordable to the borrower in the near term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.

Pioneer Investment Management, Inc., the fund's investment adviser, considers both broad economic factors and issuer specific factors in selecting a portfolio designed to achieve the fund's investment objective. In assessing the appropriate maturity and rating weighting of the fund's portfolio, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating and issuer diversification. Pioneer also employs fundamental research, an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality, taking into account financial condition, future capital needs and potential for change in rating.

Basic information about the fund

In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research.

--------------------------------------------------------------------------------
 Investment grade securities
 A debt security is considered investment grade if it is:
 o Rated BBB or higher at the time of purchase by Standard & Poor's Ratings
   Group;

 o Rated the equivalent rating by another nationally recognized statistical rating organization; or

 o Determined to be of equivalent credit quality by Pioneer

 Securities in the lowest category of investment grade are considered to have speculative characteristics.
--------------------------------------------------------------------------------

Principal risks of investing in the fund

You could lose money on your investment in the fund or the fund could underperform other investments if:

o Interest rates go up, causing the value of the fund's investments to decline. This is known as interest rate risk (this risk may be greater for securities with longer maturities)

o The issuer of a security owned by the fund fails to pay principal and/or interest, otherwise defaults or is perceived to be less creditworthy, the security's credit rating is downgraded, or the credit quality of any underlying assets declines. This is known as credit risk. The risk is greater for high yield securities than for securities of higher credit quality.
o New federal or state legislation or other developments adversely affects the tax-exempt status of securities held by the fund or the financial ability of municipalities to repay these obligations

o The issuer of a security owned by the fund may not be able to make timely payments because of a general economic downturn or increased governmental costs
o To the extent the fund concentrates its investments in a single state or securities the payments on which are dependent upon a single industry, the fund will be more susceptible to risks associated with that state or industry
o Pioneer is incorrect in its expectation of changes in interest rates or the credit quality of an issuer

Although distributions of interest income from the fund's tax-exempt securities are generally exempt from federal income tax, distributions from other sources, including capital gain distributions, and any gains on the sale of your shares, are not. You should consult a tax adviser about whether an alternative minimum tax applies to you and about state and local taxes on your fund distributions.

Market segment risks
To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to the industries in that segment, and may experience greater market fluctuation, than a fund without the same focus.

Basic information about the fund

The fund's past performance
The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.


The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.


Fund performance

The chart and average total return table show the year-by-year performance of the fund's Class Y shares.

The performance of Class Y shares for the period prior to the commencement of operations of Class Y shares on February 28, 2002 is the net asset value performance of the fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares.


The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return. You do not pay a sales charge on purchases or redemptions of Class Y shares.

Annual return Class Y shares (%)
(Year ended December 31)

[THE TABLE BELOW WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

'98                     6.20
'99                    -4.29
'00                    11.63
'01                     4.13
'02                     6.73
'03                     6.20
'04                     5.14
'05                     4.40
'06                     5.69
'07                    -0.94


The highest calendar quarterly return was 4.84% (09/30/2000 to 12/31/2000)

The lowest calendar quarterly return was -3.32% (03/31/2004 to 06/30/2004)

Comparison with the Lehman Brothers Municipal Bond Index

The table shows the average annual total returns for Class Y shares of the fund over time and compares these returns to the returns of the Lehman Brothers Municipal Bond Index. This index is a broad measure of the municipal bond market

Unlike the fund, the index is not managed and does not incur fees, expenses or taxes. You cannot invest directly in the index. The table:

o Assumes that you sell your shares at the end of the period
o Assumes that you reinvest all of your dividends and distributions


You do not pay a sales charge on purchases or redemptions of Class Y shares.


Average annual total return (%)
(for periods ended December 31, 2007)

                                                               Since  Inception
                             1 Year   5 Years   10 Years   Inception      Date#
-------------------------------------------------------------------------------
Class Y                                                                 1/18/77
Return before taxes           -0.94      4.07       4.41        6.05
-------------------------------------------------------------------------------
Return after taxes
on distributions              -0.97      4.04       4.28        5.88
-------------------------------------------------------------------------------
Return after taxes
on distributions
and sale of shares             0.92      4.18       4.40        5.92
-------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index (reflects no
deduction for fees,
expenses or taxes)             3.36      4.30       5.18        7.49*
-------------------------------------------------------------------------------


# Inception date of the fund's Class A shares. Class Y shares commenced operations on February 28, 2002.

* Since December 31, 1979. Index return information is not available for prior periods.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Basic information about the fund

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees

paid directly from your investment                                      Class Y
-------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares                            None
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) when you sell shares                  None
-------------------------------------------------------------------------------

Annual fund operating expenses


paid from the assets of the fund
as a percentage of average daily net assets                             Class Y
-------------------------------------------------------------------------------
Management Fee                                                            0.47%
-------------------------------------------------------------------------------
Distribution and Service (12b-1) Fee                                      0.00%
-------------------------------------------------------------------------------
Other Expenses                                                            0.07%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                                   0.54%
-------------------------------------------------------------------------------


Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's operating expenses remain the same.


Although your actual costs may be higher or lower, under these assumptions your costs would be:


           Number of years you own your shares
           -----------------------------------
                1         3         5       10
----------------------------------------------
Class Y       $55      $173      $302     $677
----------------------------------------------



1 Total annual fund operating expenses in the table have not been reduced by any expense offset arrangements.

Additional information about investment strategies and risks

The following sections provide additional information about the fund's investment strategies and risks. To learn more about these investments and risks, you should obtain and read the statement of additional information
(SAI).


More on rating criteria
For purposes of the fund's credit quality policies, if a security receives different ratings from nationally recognized statistical rating organizations, the fund will use the rating chosen by the portfolio manager as most representative of the security's credit quality. If a rating organization changes the quality rating assigned to one or more of the fund's portfolio securities, or the credit quality deteriorates, Pioneer will consider if any action is appropriate in light of the fund's investment objective and policies. Credit ratings are only the opinions of the companies issuing them and are not absolute guarantees of quality.



Taxable investments
The fund may invest up to 20% of its net assets in securities of other investment companies, investment grade commercial paper, U.S. government securities, U.S. or foreign bank instruments and repurchase agreements.


Below investment grade securities
The fund may invest up to 10% of its net assets in debt securities rated below investment grade or, if unrated, of equivalent quality as determined by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. The fund may invest in debt securities rated "D" or better, or comparable unrated securities.

Collateralized debt obligations
The fund may invest in asset-backed securities issued by special entities, such as trusts, that are backed by a pool of financial assets. The fund may invest in collateralized debt obligations (CDOs), which include collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other similarly structured securities. A CDO is a trust backed by a pool of fixed income securities. The trust typically is split into two or more portions, called tranches, which vary in credit quality and yield. Lower tranches pay higher interest rates but represent lower degrees of credit quality and are more sensitive to the rate of defaults in the pool of obligations. The risks of an investment in a CDO depend largely on the type of the underlying obligations (e.g., an underlying obligation may decline in quality or default) and the tranche of the CDO in which the fund invests (e.g., the fund may

Basic information about the fund

invest in a tranche of CDO that is subordinate to other tranches). Investments in CDOs may be characterized by the fund as illiquid securities, which may be difficult to sell at an advantageous time or price.

Inverse floating rate obligations
The fund may invest up to 10% of its net assets in inverse floating rate obligations (a type of derivative instrument). Inverse floating rate obligations represent interests in tax-exempt bonds. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same municipality and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.


Derivatives

The fund may, but is not required to, use futures and options on securities, indices and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments. Although there is no specific limitation on investing in derivatives, the fund does not use derivatives as a primary investment technique and generally limits their use to hedging. However, the fund may use derivatives for a variety of non-principal purposes, including:
o As a hedge against adverse changes in the market prices of securities or interest rates
o As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative


Derivatives may be subject to market risk, interest rate risk and credit risk. The fund's use of certain derivatives may, in some cases, involve forms of financial leverage, which involves risk and may increase the volatility of the fund's net asset value. Even a small investment in derivatives can have a significant impact on the fund's investment exposure to the market prices of securities or interest rates. Therefore, using derivatives can dispropor-tionately increase losses and reduce opportunities for gain. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments or do not correlate well with the underlying asset, rate or index, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the issuer of the derivative defaults on its obligation. Certain derivatives may be less liquid. Some derivatives may involve the risk of improper valuation, which may reduce the return of the fund if it cannot sell or terminate the derivative at an advantageous time or price. The fund will only invest in derivatives to the extent Pioneer believes these investments do not prevent the fund from seeking its investment objective, but derivatives may not perform as intended. Suitable derivatives may not be available in all circumstances or at reasonable prices and may not be used by the fund for a variety of reasons.

Cash management and temporary investments
Normally, the fund invests substantially all of its assets to meet its investment objective. The fund may invest the remainder of its assets in securities with remaining maturities of less than one year or cash equivalents, or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund may adopt a defensive strategy when Pioneer believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

Short-term trading
The fund usually does not trade for short-term profits. The fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

See "Financial highlights" for actual annual turnover rates.

Disclosure of portfolio holdings
The fund's policies and procedures with respect to disclosure of the fund's portfolio securities are described in the statement of additional information.

Management

Pioneer, the fund's investment adviser,
selects the fund's investments and oversees the fund's operations.


Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of March 31, 2008, assets under management were approximately $301 billion worldwide, including over $74 billion in assets under management by Pioneer.


Investment adviser
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Portfolio management
Day-to-day management of the fund's portfolio is the responsibility of David Eurkus, lead portfolio manager. Mr. Eurkus is supported by Timothy Pynchon, portfolio manager, and the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited. Mr. Eurkus joined Pioneer as a senior vice president in 2001 and has been an investment professional since 1969. Mr. Pynchon joined Pioneer as a vice president in 2000 and has been an investment professional since 1982.


The fund's statement of additional information provides additional information about the each portfolio manager's compensation, other accounts managed by the portfolio manager, and each portfolio manager's ownership of shares of the fund.


Management fee

The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's annual fee is equal to 0.50% of the fund's average daily net assets up to $250 million, 0.45% of the next $500 million and 0.40% on assets over $750 million. The fee is accrued daily and paid monthly.

For the fiscal year ended December 31, 2007, the fund paid management fees equivalent to 0.47% of the fund's average daily net assets.

A discussion regarding the basis for the Board of Trustees' approval of the management contract is available in the fund's annual report to shareholders, for the fiscal year ended December 31, 2007.

Distributor and transfer agent

Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneer Investment Management Shareholder Services, Inc. is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are affiliates of Pioneer.

Buying, exchanging and selling shares

Net asset value

The fund's net asset value is the value of its securities plus any other assets minus its accrued operating expenses and other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

The fund generally values its securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, the fund uses fair value methods to value its securities pursuant to procedures adopted by the Board of Trustees. Valuing securities using fair value methods may cause the net asset value of the fund's shares to differ from the net asset value that would be calculated only using market prices. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services.

The fund uses fair value pricing methods for a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security at the time the fund calculates its net asset value. This may occur for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events in the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by the fund could change on a day you cannot buy or sell shares of the fund.

Certain types of securities, including those discussed in this paragraph, are priced using fair value pricing methods rather than market prices. The fund uses a pricing matrix to determine the value of fixed income securities that may not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. The fund values cash equivalent securities with remaining maturities of 60 days or less at amortized cost. To the extent that the fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing methods to value their securities and the effects of using the fair value methodology.


You buy or sell Class Y shares at the share price.

-------------------------------------------------------------------------------
  Share price
  The net asset value per share calculated on the day of your transaction.
-------------------------------------------------------------------------------

Distribution of Class Y shares
The distributor incurs the expenses of distributing the fund's Class Y shares, none of which are reimbursed by the fund or the Class Y shareowners. Distribution expenses include fees paid to broker-dealers which have sales agreements with the distributor and other parties, advertising expenses and the cost of printing and mailing prospectuses to potential investors.

Additional payments to financial intermediaries
Pioneer and its affiliates may make additional payments to your financial intermediary. These payments by Pioneer may provide your financial intermediary with an incentive to favor the Pioneer funds over other mutual funds or assist the distributor in its efforts to promote the sale of the fund's shares. Financial intermediaries include broker-dealers, banks (including bank trust departments), registered investment advisers, financial planners, retirement plan administrators and other types of intermediaries.

Pioneer makes these additional payments (sometimes referred to as "revenue sharing") to financial intermediaries out of its own assets. Revenue sharing is not an expense of the Pioneer funds. Pioneer may base these payments on a variety of criteria, including the amount of sales or assets of the Pioneer funds attributable to the financial intermediary or as a per transaction fee.

Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. In certain cases, these payments may be significant. Pioneer determines which firms to support and the extent of the payments it is willing to make, generally choosing firms that have a strong capability to effectively distribute shares of the Pioneer funds and that are willing to cooperate with Pioneer's promotional efforts. Pioneer also may compensate financial intermediaries (in addition to amounts that may be paid by the fund) for providing certain administrative services and transaction processing services.

Pioneer may benefit from revenue sharing if the intermediary features the Pioneer funds in its sales system (such as by placing certain Pioneer funds on its preferred fund list or giving access on a preferential basis to members of the financial intermediary's sales force or management). In addition, the financial intermediary may agree to participate in the distributor's marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Pioneer personnel may make presentations on the Pioneer funds to the intermediary's sales force). To the extent intermediaries sell more shares of the Pioneer funds or retain shares of the Pioneer funds in their clients'

Buying, exchanging and selling shares


accounts, Pioneer receives greater management and other fees due to the increase in the Pioneer funds' assets. The intermediary may earn a profit on these payments to the intermediary if the amount of the payment exceeds the intermediary's costs.


The compensation that Pioneer pays to financial intermediaries is discussed in more detail in the fund's statement of additional information. Your intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. Intermediaries may categorize and disclose these arrangements differently than the discussion above and in the statement of additional information. You can ask your financial intermediary about any payments it receives from Pioneer or the Pioneer funds, as well as about fees and/or commissions it charges.


Pioneer and its affiliates may have other relationships with your financial intermediary relating to the provision of services to the Pioneer funds, such as providing omnibus account services or effecting portfolio transactions for the Pioneer funds. If your intermediary provides these services, Pioneer or the Pioneer funds may compensate the intermediary for these services. In addition, your intermediary may have other relationships with Pioneer or its affiliates that are not related to the Pioneer funds.

Opening your account

If you are an individual or other non-institutional investor, open your Class Y share account by completing an account application and sending it to the transfer agent by mail or by fax. If you are any other type of investor, please call the transfer agent to obtain a Class Y share account application and an account number.

If you invest in the fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in the fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

The transfer agent must receive your account application before you send your initial check or federal funds wire. In addition, you must provide a bank wire address of record when you establish your account.


If your shares are held in your investment firm's name, the options and services available to you may be different from those discussed in this prospectus. Ask your investment professional or financial intermediary for more information.


Account options
Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:

Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55150
Boston, Massachusetts 02205-5150
Telephone 1-800-665-8839

Telephone transaction privileges
If your account is registered in your name, you can exchange or sell Class Y shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

Buying, exchanging and selling shares

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide validating information for the account and sends you a written confirmation. The fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.

-------------------------------------------------------------------------------
 By phone
 If you want to place your telephone transaction by speaking to a shareowner services representative, call 1-800-665-8839 between 9:00 a.m. and 5:30 p.m. Eastern time on any weekday that the New York Stock Exchange is open.
-------------------------------------------------------------------------------

General rules on buying, exchanging and selling your fund shares

Share price

If you place an order to purchase, exchange or sell shares with the transfer agent or an authorized agent by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), your transaction will be completed at the share price determined as of the close of trading on the New York Stock Exchange on that day. If your order is placed with the transfer agent or an authorized agent after 4:00 p.m., or your order is not in good order, your transaction will be completed at the share price next determined after your order is received in good order by the fund. The authorized agent is responsible for transmitting your order to the fund in a timely manner.


-------------------------------------------------------------------------------
 Good order means that:
 o You have provided adequate instructions
 o There are no outstanding claims against your account
 o There are no transaction limitations on your account

 o If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered

 o Your request includes a signature guarantee if you:
   - Are selling over $100,000 worth of shares and
   - Want the sale proceeds sent to an address other than your bank account of record or
   - Want the sale proceeds to be made payable to someone other than the account's record owners or

   - Changed your account registration, address of record or bank account of record within the last 30 days

   - Are selling or exchanging over $5 million worth of shares
   - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration
-------------------------------------------------------------------------------


Transaction limitations
Your transactions are subject to certain limitations, including the limitation on the purchase of the fund's shares within 30 calendar days of a redemption. See "Excessive trading."


Buying
You can buy Class Y shares at net asset value per share. The fund does not impose any initial, contingent deferred or asset based sales charge on Class Y shares. The distributor may reject any order until it has confirmed it in writing and received payment.

Buying, exchanging and selling shares


You may use securities you own to purchase shares of the fund provided that Pioneer, in its sole discretion, determines that the securities are consistent with the fund's objective and policies and their acquisition is in the best interests of the fund. If the fund accepts your securities, they will be valued for purposes of determining the number of fund shares to be issued to you in the same way the fund will value the securities for purposes of determining its net asset value. For federal income tax purposes, you may be taxed in the same manner as if you sold the securities that you use to purchase fund shares for cash in an amount equal to the value of the fund shares that you purchase. Your broker may also impose a fee in connection with processing your purchase of fund shares with securities.


Minimum investment amount

Your initial Class Y share investment must be at least $5 million. This amount may be invested in one or more of the Pioneer mutual funds that currently offer Class Y shares. There is no minimum additional investment amount. The fund may waive the initial investment amount.


Waivers of the minimum investment amount
The fund will accept an initial investment of less than $5 million if:

(a) The investment is made by a trust company or bank trust department which is initially investing at least $1 million in any of the Pioneer mutual funds and, at the time of the purchase, such assets are held in a fiduciary, advisory, custodial or similar capacity over which the trust company or bank trust department has full or shared investment discretion; or

(b) The investment is at least $1 million in any of the Pioneer mutual funds and the purchaser is an insurance company separate account; or


(c) The account is not represented by a broker-dealer and the investment is made by (1) an ERISA-qualified retirement plan that meets the requirements of Section 401 of the Internal Revenue Code, (2) an employer-sponsored retirement plan that meets the requirements of Sections 403 or 457 of the Internal Revenue Code, (3) a private foundation that meets the requirements of Section 501(c)(3) of the Internal Revenue Code or (4) an endowment or other organization that meets the requirements of Section 509(a)(1) of the Internal Revenue Code; or


(d) The investment is made by an employer-sponsored retirement plan established for the benefit of (1) employees of Pioneer or its affiliates, or (2) employees or the affiliates of broker-dealers who have a Class Y shares sales agreement with the distributor; or

(e) The investment is made through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisers. In each case, the intermediary has entered into an agreement with Pioneer to include Class Y shares of the Pioneer mutual funds in their program. The intermediary provides investors participating in the program with additional services, including advisory, asset allocation, recordkeeping or other services. You should ask your investment firm if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals. The intermediaries sponsoring or participating in these mutual fund programs may also offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class; or

(f)The investment is made by another Pioneer fund

The fund reserves the right to waive the initial investment minimum in other circumstances.


Identity verification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will need to supply your name, address, date of birth, and other information that will allow the fund to identify you.

The fund may close your account if we cannot adequately verify your identity. The redemption price will be the net asset value on the date of redemption.

Exchanging

You may exchange your Class Y shares for the Class Y shares of another Pioneer mutual fund.

Your exchange request must be for at least $1,000. The fund allows you to exchange your Class Y shares at net asset value without charging you either an initial or contingent deferred sales charge. Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.

Selling

Your Class Y shares will be sold at net asset value per share next calculated after the fund or its authorized agent, such as a broker-dealer, receives your request in good order. If a signature guarantee is required, you must submit your request in writing.


The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently

Buying, exchanging and selling shares


purchased the shares being sold, the fund may delay payment of the sale proceeds until your check has cleared. This may take up to 10 calendar days from the purchase date.


If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

-------------------------------------------------------------------------------
 Other requirements
 If you must use a written request to exchange or sell your Class Y shares and your account is registered in the name of a corporation or other fiduciary you must include the name of an authorized person and a certified copy of a current corporate resolution, certificate of incumbency or similar legal document showing that the named individual is authorized to act on behalf of the record owner.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           You may have to pay income taxes on a sale or an exchange.
-------------------------------------------------------------------------------

Buying shares

In writing, by mail
You can purchase Class Y shares by mailing a check to the transfer agent. Make your check payable to the fund. Neither initial nor subsequent investments should be made by third party check. Your check must be in U.S. dollars and drawn on a U.S. bank. Include in your purchase request the fund's name, the account number and the name or names in the account registration.

If you are registering an account in the name of a corporation or other fiduciary, you must send your completed account set-up forms to the transfer agent prior to making your initial purchase.

By wire
If you have an existing Class Y account, you may wire funds to purchase Class Y shares. Note, however, that:
o State Street Bank must receive your wire no later than 11:00 a.m. Eastern time on the business day after the fund receives your request to purchase shares
o If State Street Bank does not receive your wire by 11:00 a.m. Eastern time on the next business day, your transaction will be canceled at your expense and risk
o Wire transfers normally take two or more hours to complete and a fee may be charged by the sending bank
o Wire transfers may be restricted on holidays and at certain other times

Instruct your bank to wire funds to:
Receiving Bank:        State Street Bank
                         and Trust Company
                       225 Franklin Street
                       Boston, MA 02101
                       ABA Routing No. 011000028


For further credit to: Shareholder Name
                       Existing Pioneer
                       Account No.
                       Tax Free Income Fund


Through your investment firm
Consult your investment professional for more information.

Buying, exchanging and selling shares

Exchanging shares

In writing, by mail or by fax
You can exchange Class Y shares by mailing or faxing a letter of instruction to the transfer agent. You can exchange fund shares directly through the fund only if your account is registered in your name. However, you may not fax an exchange request for more than $5 million. Include in your letter:
o The name and signature of all registered owners
o A signature guarantee for each registered owner if the amount of the exchange is more than $5 million
o The name of the fund out of which you are exchanging and the name of the fund into which you are exchanging
o The dollar amount or number of Class Y shares you are exchanging

By phone
After you establish your Class Y account, you can exchange fund shares by phone if:
o You are using the exchange to establish a new account, provided the new account has a registration identical to the original account
o The fund into which you are exchanging offers Class Y shares
o You are not exchanging more than $5 million worth of shares per account per day
o You can provide the proper account identification information

Through your investment firm
Consult your investment professional for more information about exchanging your shares.

Selling shares

In writing, by mail or by fax
You can sell some or all of your Class Y shares by writing directly to the fund only if your account is registered in your name. Include in your request your name, the fund's name, your fund account number, the dollar amount or number of Class Y shares to be sold and any other applicable requirements as described below.
o The transfer agent will send the sale proceeds to your address of record unless you provide other instructions
o Your request must be signed by all registered owners
o The transfer agent will not process your request until it is received in good order


By fax
o You may sell up to $5 million per account per day if the proceeds are directed to your bank account of record
o You may sell up to $100,000 per account per day if the proceeds are not directed to your bank account of record


By phone or wire
o You may sell up to $5 million per account per day if the proceeds are directed to your bank account of record
o You may sell up to $100,000 per account per day if the proceeds are not directed to your bank account of record

You may sell fund shares held in a retirement plan account by phone only if your account is an IRA. You may not sell your shares by phone if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:
o By check, provided the check is made payable exactly as your account is registered
o By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record

Through your investment firm
Consult your investment professional for more information. The fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. The fund reserves the right to terminate this procedure at any time.

Buying, exchanging and selling shares

How to contact us

By phone
For information or to request a telephone transaction between 9:00 a.m. and 5:30 p.m. (Eastern time) by speaking with a shareholder services representative call
1-800-665-8839

To use FactFone(SM) call
1-800-225-4321

By mail
Send your written instructions to:
Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55150
Boston, Massachusetts 02205-5150

Pioneer website
www.pioneerinvestments.com

By fax
Fax your exchange and sale requests to:
1-888-294-4485

Excessive trading
Frequent trading into and out of the fund can disrupt portfolio management strategies, harm fund performance by forcing the fund to hold excess cash or to liquidate certain portfolio securities prematurely and increase expenses for all investors, including long-term investors who do not generate these costs. An investor may use short-term trading as a strategy, for example, if the investor believes that the valuation of the fund's portfolio securities for purposes of calculating its net asset value does not fully reflect the then current fair market value of those holdings. The fund discourages, and does not take any intentional action to accommodate, excessive and short-term trading practices, such as market timing. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the fund's shares to be excessive for a variety of reasons, such as if:
o You sell shares within a short period of time after the shares were purchased;
o You make two or more purchases and redemptions within a short period of time;

o You enter into a series of transactions that indicate a timing pattern or strategy; or

o We reasonably believe that you have engaged in such practices in connection with other mutual funds.


The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund investors. Pursuant to these policies and procedures, we monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If we determine that an investor or a client of a broker or other intermediary has engaged in excessive short-term trading that we believe may be harmful to the fund, we will ask the investor, broker or other intermediary to cease such activity and we will refuse to process purchase orders (including purchases by exchange) of such investor, broker, other intermediary or accounts that we believe are under their control. In determining whether to take such actions, we seek to act in a manner that is consistent with the best interests of the fund's shareholders.

While we use our reasonable efforts to detect excessive trading activity, there can be no assurance that our efforts will be successful or that market timers will not employ tactics designed to evade detection. If we are not successful, your return from an investment in the fund may be adversely affected. Frequently, fund shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker or other intermediary, are aggregated. Our ability to monitor trading practices by investors purchasing shares through omnibus accounts may be limited and dependent upon the cooperation of the broker or other intermediary in taking steps to limit this type of activity.

Buying, exchanging and selling shares


The fund may reject a purchase or exchange order before its acceptance or the issuance of shares. The fund may also restrict additional purchases or exchanges in an account. Each of these steps may be taken for any transaction, for any reason, without prior notice, including transactions that the fund believes are requested on behalf of market timers. The fund reserves the right to reject any purchase or exchange request by any investor or financial institution if the fund believes that any combination of trading activity in the account or related accounts is potentially disruptive to the fund. A prospective investor whose purchase or exchange order is rejected will not achieve the investment results, whether gain or loss, that would have been realized if the order were accepted and an investment made in the fund. The fund and its shareholders do not incur any gain or loss as a result of a rejected order. The fund may impose further restrictions on trading activities by market timers in the future.

To limit the negative effects of excessive trading on the fund, the fund has adopted the following restriction on investor transactions. If an investor redeems $5,000 or more (including redemptions that are a part of an exchange transaction) from the fund, that investor shall be prevented (or "blocked") from purchasing shares of the fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to systematic purchase or withdrawal plan transactions, transactions made through employer-sponsored retirement plans described under
Section 401(a), 403(b) or 457 of the Internal Revenue Code or employee benefit plans, scheduled (Internal Revenue Code Section 72(t) election) or mandatory (required minimum distribution) withdrawals from IRAs, rebalancing transactions made through certain asset allocation or "wrap" programs, transactions by insurance company separate accounts or transactions by other funds that invest in the fund. This policy does not apply to purchase or redemption transactions of less than $5,000 or to the Pioneer money market funds. Purchases pursuant to the reinstatement privilege for Class A and Class B shares are subject to this policy.

We rely on financial intermediaries that maintain omnibus accounts to apply to their customers either the fund's policy described above or their own policies or restrictions designed to limit excessive trading of fund shares. However, we do not impose this policy at the omnibus account level.


Account options

Distribution options
The fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.


If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. If the amount of a distribution check would be less than $10, the fund may reinvest the amount in additional shares instead of sending a check. Additional shares of the fund will be purchased at the then current net asset value.


Shareowner services

Pioneer website
www.pioneerinvestments.com
The website includes a full selection of information on mutual fund investing. You can also use the website to get:
o Your current account information
o Prices, returns and yields of all publicly available Pioneer mutual funds
o Prospectuses, statements of additional information and shareowner reports for all the Pioneer mutual funds
o A copy of Pioneer's privacy notice


FactFone(SM) 1-800-225-4321
You can use FactFone(SM) to:
o Obtain current information on your Pioneer mutual fund accounts
o Inquire about the prices and yields of all publicly available Pioneer mutual funds
o Request account statements

If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFone(SM) to obtain account information.

Confirmation statements
The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.

Buying, exchanging and selling shares

Tax information

Early each year, the fund will mail you information about the tax status of the dividends and distributions paid to you by the fund.


Privacy
The fund has a policy that protects the privacy of your personal information. A copy of Pioneer's privacy notice was given to you at the time you opened your account. The fund will send you a copy of the privacy notice each year. You may also obtain the privacy notice by calling the transfer agent or through Pioneer's website.

Shareowner account policies

Signature guarantees and other requirements
You are required to obtain a signature guarantee when:
o Requesting certain types of exchanges or sales of fund shares
o Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

The Pioneer funds generally accept only medallion signature guarantees. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as medallion signature guarantees. The fund may accept other forms of guarantee from financial intermediaries in limited circumstances.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.

Minimum account size
The fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, the fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold. This policy does not apply to certain qualified retirement plan accounts.

Telephone and website access
You may have difficulty contacting the fund by telephone or accessing pioneerinvestments.com during times of market volatility or disruption in telephone or Internet service. On New York Stock Exchange holidays or on days when the exchange closes early, Pioneer will adjust the hours for the telephone center accordingly. If you are unable to access pioneerinvestments.com or reach the fund by telephone, you should communicate with the fund in writing.

Share certificates
The fund does not offer share certificates. Shares are electronically recorded.

Other policies
The fund and the distributor reserve the right to:
o reject any purchase or exchange order for any reason, without prior notice
o charge a fee for exchanges or to modify, limit or suspend the exchange privilege at any time without notice. The fund will provide 60 days' notice of material amendments to or termination of the exchange privilege
o revise, suspend, limit or terminate the account options or services available to shareowners at any time, except as required by the rules of the Securities and Exchange Commission

The fund reserves the right to:
o stop offering Class Y shares

o suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, or when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the fund to sell or value its portfolio securities

o redeem in kind by delivering to you portfolio securities owned by the fund rather than cash. Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash
o charge transfer, shareholder servicing or similar agent fees, such as an account maintenance fee for small balance accounts, directly to accounts upon at least 30 days' notice. The fund may do this by deducting the fee from your distribution of dividends and/or by redeeming shares to the extent necessary to cover the fee

Dividends, capital gains and taxes

Dividends and capital gains

The fund declares dividends daily. The dividends consist of substantially all of the fund's net income (excluding any net capital gains). You begin to earn dividends on the first business day following receipt of payment for shares. You continue to earn dividends up to and including the date of sale. Dividends are normally paid on the last business day of each month. The fund generally pays any distributions of net short- and long-term capital gains in November.

The fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax. If you invest in the fund shortly before a distribution of net short- or long-term capital gains, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution in additional shares or receive it as cash.


Taxes

For U.S. federal income tax purposes, distributions from the fund's tax-exempt interest income, called "exempt-interest dividends," are exempt from regular federal income tax, but may be subject to state or local income taxes. A portion of these dividends may be tax preference items for purposes of the alternative minimum tax. Distributions from the fund's net capital gains (if any) are considered long-term capital gains and may be taxable to you at reduced rates depending upon their source and other factors. Distributions from the fund's net short-term capital gains are taxable as ordinary income. All other dividends are generally taxable as ordinary income. Since the fund's income is derived from sources that do not pay dividends, it is not expected that any dividends paid by the fund will qualify for either the dividends-received deduction for corporations or the maximum 15% U.S. federal tax rate available to individuals on "qualified dividend income." Any taxable dividends and distributions are taxable whether you take payment in cash or reinvest them to buy additional fund shares.

If the fund declares a taxable dividend in October, November or December, payable to shareholders of record in such month, but pays it in January of the following year, you will be taxed on the dividend as if you received it in the year in which it was declared.

When you sell or exchange fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange.

You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 28% "backup withholding" tax from your dividends (other than exempt-interest dividends) and distributions, sale proceeds and any other payments to you that are subject to backup withholding.

You should ask your tax adviser about any federal and state tax considerations relating to an investment in the fund, including the potential application of the alternative minimum tax to you on the fund's exempt interest dividends and possible state and local income taxation of the fund's exempt-interest dividends and other distributions. You may also consult the fund's statement of additional information for a more detailed discussion of U.S. federal income tax considerations that may affect the fund and its shareowners.

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         Sales and exchanges may be taxable transactions to shareowners.
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Financial highlights

The financial highlights table helps you understand the fund's financial performance since the inception of Class Y shares.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned or lost on an investment in Class Y shares of the fund (assuming reinvestment of all dividends and distributions).

The information below has been audited by Ernst & Young LLP, the fund's independent registered public accounting firm, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.

Pioneer Tax Free Income Fund


Class Y shares



                                        Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                         12/31/07     12/31/06     12/31/05     12/31/04     12/31/03
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $ 11.69      $ 11.56      $ 11.61      $ 11.64      $ 11.56
                                         --------------------------------------------------------------
Increase (decrease) from
  investment operations:
  Net investment income                   $  0.49      $  0.51      $  0.54      $  0.57      $  0.62
  Net realized and unrealized gain
   (loss) on investments                    (0.60)        0.13        (0.04)        0.01         0.07
                                         --------------------------------------------------------------
   Net increase (decrease) from
     investment operations                $ (0.11)     $  0.64      $  0.50      $  0.58      $  0.69
Distributions to shareowners:
  Net investment income                     (0.51)       (0.51)       (0.55)       (0.61)       (0.61)
                                         --------------------------------------------------------------
Net increase (decrease) in net
  asset value                             $ (0.62)     $  0.13      $ (0.05)     $ (0.03)     $  0.08
                                         --------------------------------------------------------------
Net asset value, end of period            $ 11.07      $ 11.69      $ 11.56      $ 11.61      $ 11.64
                                         ==============================================================
Total return*                              ( 0.94)%       5.69 %       4.40 %       5.14 %       6.21 %
Ratio of net expenses to average
  net assets+                                0.54 %       0.52 %       0.54 %       0.55 %       0.57 %
Ratio of net investment income to
  average net assets+                        4.35 %       4.42 %       4.22 %       5.26 %       5.21 %
Portfolio turnover rate                        68 %         66 %         26 %         39 %         80 %
Net assets, end of period
  (in thousands)                         $219,814     $276,760     $304,507       $  393       $1,387
Ratios with reduction for fees
  paid indirectly:
  Net expenses                               0.54 %       0.52 %       0.54 %       0.55 %       0.57 %
  Net investment income                      4.35 %       4.42 %       4.22 %       5.26 %       5.21 %
-------------------------------------------------------------------------------------------------------



* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

                                     Notes

                                     Notes

                                     Notes

Pioneer
Tax Free Income Fund

You can obtain more free information about the fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-665-8839.

The fund makes available the statement of additional information and shareowner reports, free of charge, on the fund's website at www.pioneerinvestments.com.

Shareowner reports

Annual and semiannual reports to shareowners, and quarterly reports filed with the Securities and Exchange Commission, provide additional information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


Statement of additional information
The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

Visit our website
www.pioneerinvestments.com

You can also review and copy the fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-02704)

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Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109
                                                                  19291-02-0508
www.pioneerinvestments.com              (c)2008 Pioneer Funds Distributor, Inc.
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